Securities (Schedule of Unrealized Loss on Investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 security	Dec. 31, 2011 security
Schedule of Investments [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	15	16
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 8,109	$ 9,974
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(71)	(262)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	4,945	2,205
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(626)	(451)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	13,054	12,179
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(697)	(713)
Held-to-maturity, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	3	3
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	838	2,545
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(2)	(4)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	279	542
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(11)	(27)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value, Total	1,117	3,087
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(13)	(31)
US States and Political Subdivisions Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions		2
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		424
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses		(9)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total		424
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total		(9)
Residential Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	5	6
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	3,272	4,512
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(43)	(80)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1,951	871
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(80)	(197)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	5,223	5,383
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(123)	(277)
Held-to-maturity, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	3	3
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	838	2,545
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(2)	(4)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	279	542
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(11)	(27)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value, Total	1,117	3,087
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(13)	(31)
Commercial Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	4
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	2,351
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(2)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	2,351
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(2)
Corporate Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	6	8
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	2,486	5,038
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(26)	(173)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	2,994	1,334
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(546)	(254)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	5,480	6,372
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	$ (572)	$ (427)